Vanguard® Long-Term Treasury Index Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.3%)
U.S. Government Securities (99.3%)
United States Treasury Note/Bond	4.500%	2/15/36	25,093	27,320
United States Treasury Note/Bond	4.750%	2/15/37	17,848	19,917
United States Treasury Note/Bond	5.000%	5/15/37	24,636	28,100
United States Treasury Note/Bond	4.375%	2/15/38	22,947	24,607
United States Treasury Note/Bond	4.500%	5/15/38	30,294	32,926
United States Treasury Note/Bond	3.500%	2/15/39	29,323	28,201
United States Treasury Note/Bond	4.250%	5/15/39	44,647	47,019
United States Treasury Note/Bond	4.500%	8/15/39	48,462	52,558
United States Treasury Note/Bond	4.375%	11/15/39	50,177	53,509
United States Treasury Note/Bond	4.625%	2/15/40	52,531	57,735
United States Treasury Note/Bond	1.125%	5/15/40	157,646	100,795
United States Treasury Note/Bond	4.375%	5/15/40	52,102	55,456
United States Treasury Note/Bond	1.125%	8/15/40	193,323	122,700
United States Treasury Note/Bond	3.875%	8/15/40	52,202	52,015
United States Treasury Note/Bond	1.375%	11/15/40	215,864	143,077
United States Treasury Note/Bond	4.250%	11/15/40	52,435	54,811
United States Treasury Note/Bond	1.875%	2/15/41	259,257	187,232
United States Treasury Note/Bond	4.750%	2/15/41	54,823	61,008
United States Treasury Note/Bond	2.250%	5/15/41	224,030	172,048
United States Treasury Note/Bond	4.375%	5/15/41	50,368	53,430
United States Treasury Note/Bond	1.750%	8/15/41	289,351	201,777
United States Treasury Note/Bond	3.750%	8/15/41	52,387	50,921
United States Treasury Note/Bond	2.000%	11/15/41	243,202	177,081
United States Treasury Note/Bond	3.125%	11/15/41	53,769	47,527
United States Treasury Note/Bond	2.375%	2/15/42	196,811	153,082
United States Treasury Note/Bond	3.125%	2/15/42	55,744	49,220
United States Treasury Note/Bond	3.000%	5/15/42	51,440	44,335
United States Treasury Note/Bond	3.250%	5/15/42	175,347	157,401
United States Treasury Note/Bond	2.750%	8/15/42	59,492	48,970
United States Treasury Note/Bond	3.375%	8/15/42	150,490	137,698
United States Treasury Note/Bond	2.750%	11/15/42	88,058	72,249
United States Treasury Note/Bond	4.000%	11/15/42	40,000	40,181
United States Treasury Note/Bond	3.125%	2/15/43	76,222	66,504
United States Treasury Note/Bond	2.875%	5/15/43	115,792	96,741
United States Treasury Note/Bond	3.625%	8/15/43	83,957	79,103
United States Treasury Note/Bond	3.750%	11/15/43	81,829	78,466
United States Treasury Note/Bond	3.625%	2/15/44	89,139	83,763
United States Treasury Note/Bond	3.375%	5/15/44	85,256	76,811
United States Treasury Note/Bond	3.125%	8/15/44	105,178	90,799
United States Treasury Note/Bond	3.000%	11/15/44	96,123	81,149
United States Treasury Note/Bond	2.500%	2/15/45	127,542	98,268

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.000%	5/15/45	62,467	52,589
	United States Treasury Note/Bond	2.875%	8/15/45	84,908	69,850
	United States Treasury Note/Bond	3.000%	11/15/45	50,177	42,211
	United States Treasury Note/Bond	2.500%	2/15/46	103,542	79,242
	United States Treasury Note/Bond	2.500%	5/15/46	102,293	78,142
	United States Treasury Note/Bond	2.250%	8/15/46	126,735	91,922
	United States Treasury Note/Bond	2.875%	11/15/46	57,540	47,255
	United States Treasury Note/Bond	3.000%	2/15/47	115,752	97,105
	United States Treasury Note/Bond	3.000%	5/15/47	85,784	72,059
	United States Treasury Note/Bond	2.750%	8/15/47	124,916	100,128
	United States Treasury Note/Bond	2.750%	11/15/47	125,917	100,930
	United States Treasury Note/Bond	3.000%	2/15/48	145,546	122,554
	United States Treasury Note/Bond	3.125%	5/15/48	153,012	132,140
	United States Treasury Note/Bond	3.000%	8/15/48	169,365	142,981
	United States Treasury Note/Bond	3.375%	11/15/48	173,666	157,466
	United States Treasury Note/Bond	3.000%	2/15/49	182,857	155,028
	United States Treasury Note/Bond	2.875%	5/15/49	180,563	149,529
	United States Treasury Note/Bond	2.250%	8/15/49	167,948	121,946
	United States Treasury Note/Bond	2.375%	11/15/49	159,082	118,839
	United States Treasury Note/Bond	2.000%	2/15/50	200,889	137,170
	United States Treasury Note/Bond	1.250%	5/15/50	230,609	128,565
	United States Treasury Note/Bond	1.375%	8/15/50	259,930	149,785
	United States Treasury Note/Bond	1.625%	11/15/50	257,231	158,720
	United States Treasury Note/Bond	1.875%	2/15/51	286,858	189,012
	United States Treasury Note/Bond	2.375%	5/15/51	289,059	214,897
	United States Treasury Note/Bond	2.000%	8/15/51	286,014	194,266
	United States Treasury Note/Bond	1.875%	11/15/51	266,229	175,004
	United States Treasury Note/Bond	2.250%	2/15/52	243,192	175,554
	United States Treasury Note/Bond	2.875%	5/15/52	231,577	192,462
	United States Treasury Note/Bond	3.000%	8/15/52	215,188	184,187
	United States Treasury Note/Bond	4.000%	11/15/52	81,051	84,242
Total U.S. Government and Agency Obligations (Cost $9,512,539)					7,222,290
				Shares
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[1]	Vanguard Market Liquidity Fund (Cost $58,516)	3.877%		585,226	58,517
Total Investments (100.1%) (Cost $9,571,055)					7,280,807
Other Assets and Liabilities—Net (-0.1%)					(4,000)
Net Assets (100%)					7,276,807
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	7,222,290	—	7,222,290
Temporary Cash Investments	58,517	—	—	58,517
Total	58,517	7,222,290	—	7,280,807